Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
Document Creation Date	dei_DocumentCreationDate	Apr. 20, 2018